Related party transactions (Schedule of Related Party Transactions) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Revenue from related parties	$ 6,748	$ 1,613	$ 2,515
Dividends	5,262	267	3,148
Income from transactions with related parties	$ 12,010	$ 1,880	$ 5,663